Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
Research and development, net	$ 3,960	$ 8,398	$ 7,754	$ 17,095
Marketing and business development	357	923	742	1,698
General and administrative	1,503	2,243	3,112	4,723
Operating loss	5,820	11,564	11,608	23,516
Financial expense, net	7	281	262	203
Loss before income tax	5,827	11,845	11,870	23,719
Income tax expenses	10		35
Net loss	$ 5,837	$ 11,845	$ 11,905	$ 23,719
Basic loss per ordinary share (in Dollars per share)	$ 0.13	$ 0.61	$ 0.36	$ 1.23
Weighted average number of ordinary shares used in computing basic loss per share (in Shares)	44,383,474	19,505,246	32,910,446	19,222,423